UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer Distribution Report

Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from

January 1, 2018 to January 31, 2018

Commission File Number of issuing entity: 333-184646-02

Central Index Key Number of issuing entity: 0001646829

USAA Auto Owner Trust 2015-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-184646

Central Index Key Number of depositor: 0001178049

USAA Acceptance, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000908392

USAA Federal Savings Bank

(Exact name of sponsor as specified in its charter)

Thomas Cianelli (210) 498-4534

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	47-7105991
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

919 North Market Street, Suite 1600 Wilmington, Delaware	19801
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 575-2016

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒
B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes:  ☒    No:  ☐

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Part I – Distribution Information

Item 1.	Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from January 1, 2018 to January 31, 2018 is provided on the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of July 29, 2015, between USAA Auto Owner Trust 2015-1, as issuer (the “Trust”) and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of July 29, 2015, among the Trust, USAA Acceptance, LLC, as depositor, and USAA Federal Savings Bank, as seller and servicer. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed as exhibits to the registrant’s current Report on Form 8-K with the Securities and Exchange Commission (the “Commission”) on July 30, 2015.

See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated July 21, 2015 filed with the Commission on July 23, 2015 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information included in Exhibit 99.1.

No assets securitized by USAA Federal Savings Bank (the “Securitizer”) and held by the Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2018 to January 31, 2018. The Securitizer filed its most recent Form ABS-15G on February 14, 2018. The CIK number of the Securitizer is 0000908392.

Item 1A.	Asset Level Information.

None

Item 1B.	Asset Representations Reviewer and Investor Communication.

None

Part II – Other Information

Item 2.	Legal Proceedings.

None

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

None

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Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

None

Item 7.	Change in Sponsor Interest in the Securities.

None

Item 8.	Significant Enhancement Provider Information.

None

Item 9.	Other Information.

None

Item 10.	Exhibits.

Exhibit No.	Description

99.1	Monthly Statement to Noteholders

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

USAA Auto Owner Trust 2015-1

By: USAA FEDERAL SAVINGS BANK

By:	/s/ THOMAS CIANELLI
	Name:	Thomas Cianelli
	Title:	Senior Vice President - Treasurer

Dated: February 16, 2018

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